ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES
Payroll and related expenses	$ 23,741	$ 16,070	$ 15,587
Payables and accrued expenses for goods or services	25,665	13,751	10,048
Advance from long-term investments disposal	8,347
Contract liabilities	3,229	2,406	4,921
Loans payable to potential investors (note 12)			3,946
Tax payables	1,812	2,411	3,195
Warrants liability (note 12)	0	5,617	2,516
Finance lease liabilities (note 9)	532	1,244	1,245
Amounts reimbursable to employees	761	734	549
Welfare payable	281	271	269
Others	2,180	1,795	1,766
Total	$ 66,548	$ 44,299	$ 44,042